RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

The summary of amount due to related parties as the following:

		As of September 30,
		2025	2024
Due to related parties consist of the following:
Mr. Bun Kwai	Due to shareholders	$31,199	$14,649
Mr. Bun Kwai	Accrued liabilities and other payables	-	10,940
Mr. Chun San Leung(1)	Accrued liabilities and other payables	-	2,124
Mr. Pak Lun Patrick Au(1)	Accrued liabilities and other payables	-	7,723
Total		$31,199	$35,436

The amounts due to related parties are unsecured, interest free with no specific repayment terms.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 17 – RELATED PARTY TRANSACTIONS (CONTINUED)

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	For the years ended
	September 30,
	2025	2024	2023

Salary to Mr. Bun Kwai	$-	$130,629	$118,078
Salary to Mr. Chun San Leung(1)	-	25,357	13,273
Salary to Mr. Pak Lun Patrick Au(1)	-	88,753	50,436
Service fee to Cubic Creation Limited(2)	-	-	45,192
Purchase of intangible asset from Mr. Bun Kwai	-	-	20,046
Repayments to MSB Infinitus Limited(3)	-	1,219,447	-
Total	$-	$1,464,186	$247,025

(1)	Mr. Chun San Leung and Mr. Pak Lun Patrick Au are the directors of QMMM Holdings Limited, Mr. Chun San Leung resigned on June 30, 2025 and Mr. Pak Lun Patrick Au resigned on February 14, 2025.

(2)	Cubic Creations Limited is fully owned by Mr. Chun San Leung.

(3)	MSB Infinitus Limited is the sole shareholder of Lasting Success Holdings Limited which is a shareholder of the Company. On October 28, 2024, MSB Infinitus Limited disposed all it’s shares in Lasting Success Holdings Limited to Ms. Stella Lo. MSB Infinitus Limited is not a related party to QMMM Holdings Limited thereafter.